Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Debt Tables
Summary of Debt

Debt consists of the following:

	March 31,	December 31
	2015	2014
Note payable – officer	$22,910	$22,910
Note payable – UPT minority owner	250,000	--
Test vehicle financing	90,167	94,401
	363,077	117,311
Less: current portion	290,500	40,235
	$72,577	$77,076

Debt consists of the following:
	December 31,
	2014	2013
Note payable – related party	$22,910	$22,910
Test vehicle financing	94,401	--
	117,311	22,910
Less: current portion	40,235	22,910
	$77,076	$--

Future contractual maturities of debt	Future contractual maturities of debt are as follows:
Year ending December 31,
2015	$286,001
2016	18,410
2017	19,563
2018	20,788
2019	18,315
$363,077
Future contractual maturities of debt are as follows:
Year ending December 31,
2015	$40,235
2016	18,410
2017	19,563
2018	20,788
2019	18,315
$117,311